Accounts Receivable, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts Receivable Net Details 1
At beginning of year			$ 66
Reversal for the year			(66)
At end of year